Use of critical estimates and judgements	12 Months Ended
Dec. 31, 2022
Use Of Critical Estimates And Judgements
Use of critical estimates and judgements

Note 4. Use of critical estimates and judgements

The preparation of financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, revenues and expenses. Actual results may differ from these estimates. Accounting estimates and judgments are continuously evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are recognized prospectively.

a)	Impairment of non-financial assets

As stated in note 3.7, impairment testing involves calculating the value in use or the fair value less cost of disposal, when applicable, of the cash generating units to which the goodwill or other non-financial assets have been assigned. The value in use is determined by estimating five years of future cash flows, a terminal value and using a discount rate that comprises of three components: time value in money, the appropriate risk premium and uncertainty about the future cash flows. Hence, it relies on a number of critical judgements, estimates and assumptions. For more information on estimates and assumptions used in impairment testing, refer to note 11.

b)	Revenue recognition

The Group applies certain judgment in assessing the terms of revenue from contracts with customers to determine whether the contract involves the delivery of SaaS (revenue recognized over time) or a mere sale of license (revenue recognized point in time). The Group evaluates each contract individually, it’s critical terms and business relationship with its customer and any associated third party.

c)	Lease term

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised. The Group has the option, under some of its leases, to lease the assets for additional terms. The Group applies judgment in evaluating whether it is reasonably certain to exercise the option to renew. It considers all relevant factors that create an economic incentive for it to exercise the renewal such as contractual terms and conditions for the optional periods compared with market rates and the length of a non-cancellable period of a lease.

After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise (or not to exercise) the option to renew (e.g., a change in business strategy).

d)	Capitalization of intangibles development cost

The Group capitalizes qualifying internal use software development costs related to internally developed software associated with Semantix Data Platform ("SDP"), Quios Invest and Smarter Sales. SDP is the platform offered by Semantix for the preparation and creation of analytical data environments in the cloud, Quios Invest is Semantix's technology platform dedicated to the capital markets clients, and Smart Sales is Semantix's e-commerce platform, enabling several e-commerce transactions, as such as, business-to-business ("B2B"), (business-to-customer ("B2"), marketplace, among others. The costs consist of labor costs related to the developers and other costs, such as the Cloud used in the internal development phase. The Group then evaluates whether the development costs are to be expensed or capitalized based on the three criteria, technical feasibility, commercial feasibility, and measurability. If the intangible asset meets these criteria, certain development expenses can be capitalized as an intangible asset.

The Group has chosen the straight-line method of amortization based on the estimated useful lives of the items, net of their estimated residual values (if any), which will be applied consistently from period to period unless there is a change in the expected pattern of consumption of the future economic benefits.

e)	Control over subsidiaries without majority of shares

Management of the Group has applied judgment in determining that Semantix Participações S.A. ("Semantix Participações") controls Tradimus S.A. (“Tradimus”) and has therefore consolidated Tradimus within the Group's consolidated financial statements.

Management concluded that the potential voting rights arising from the shareholder agreement signed between Semantix and Excella Gestão de Saúde Populacional Ltda. ("Excella") (see note 18) gives the Group the power and rights to variable returns from Tradimus. In addition to the fact that Semantix has the ability to use its power to affect the amount of its returns and that the CEO appointed by Semantix into Tradimus acts in the benefit of the Group, management concluded that the Group controls the economic outcome of Tradimus.

f) Derivative warrant liabilities

Semantix Warrants are recorded as financial liabilities on the consolidated statement of financial position and are remeasured on each reporting date. In assessing the fair value of the warrants, the fair value was calculated based on the listed market price of such warrants.

g) Capital reorganization - Listing expense

The listing expense is calculated as the difference between (i) the fair value of the Semantix shares issued to Alpha shareholders, including the fair value of the Alpha Earn-Out Shares, and (ii) Alpha’s identifiable net assets received in exchange. Although the Listing Expense is an one-time non-cash expense, it includes certain elements of judgement and estimation. Those center around the estimation of (i) the fair value of the Semantix shares, (ii) the Alpha Earn-Out Shares, and (iii) the identifiable net assets of Alpha. Any changes in the applied assumptions may affect the amount of the Listing Expense.

The fair value of Semantix shares was determined based on average quoted market price of such share as of August 3, 2022. Separately, the Company determined that no separate accounting was necessary with respect to the Semantix Tecnologia Earn-Out Shares as the fair value of the Semantix Tecnologia Earn-Out Shares will be inherently reflected within the quoted price of the Semantix Shares, which was used in valuing the fair value of the shares deemed to be issued in exchange for the listing service.

The fair value of Alpha Earn-Out Shares was estimated using a Monte Carlo simulation in a risk-neutral framework. The model requires the input of subjective assumptions, including the volatility of public companies adjusted for same size and leverage, contractual terms, and discount rate. Any changes in these assumptions can significantly affect the estimate of the fair value of the Earn-Out Shares.

Moreover, Alpha’s identifiable net assets primarily consists of cash and marketable securities held in its cash and certain public and private warrants liabilities. Cash and marketable securities held in its cash are recognized at fair value. The fair value of the public and private warrants were calculated based on the listed market price of the warrants.